SCHEDULE OF RECOGNIZED IN PROFIT OR LOSS (Details) - HKD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Leases
Loss/(Gain) on early termination		$ (2,539)	$ 7,480
Interest on lease liabilities	30,305	24,370	16,023
Impairment	111,136
Depreciation charge of right-of-use assets	378,613	288,175	205,006
Total amount recognized in statement of operations	$ 520,054	$ 310,006	$ 228,509